ORGANIZATION, BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Contract with Customer, Asset and Liability [Table Text Block]	We have the following amounts recorded for contract liabilities:
	June 30, 2018	December 31, 2017
Unearned revenue	$2,293,229	$2,124,515